Note 8 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Trade payables	$ 1,617	$ 1,672
Accrued liabilities	2,183	949
Total trade and other current payables	$ 3,800	$ 2,621